Summary Prospectus Supplement	February 1, 2013

Putnam Global Sector Fund
Summary Prospectus dated February 29, 2012

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Aaron Cooper, Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Steven Curbow, Christopher Eitzmann, Vivek Gandhi, Brian Hertzog, Greg Kelly, David Morgan, Ferat Ongoren, Nathaniel Salter, Walter Scully, and Di Yao.

Mr. Yao joined the fund in December 2012 as an Analyst.

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